RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ZNTB [Member]
Equity Interest	78.00%	77.98%
BXDT [Member]
Equity Interest	80.00%	80.00%
Changtongfu [Member]
Equity Interest	20.00%	20.00%
HZTC [Member]
Equity Interest	46.00%	46.00%
BZIM [Member]
Equity Interest	56.00%	56.00%
Li Daxue [Member]
Equity Interest	3.00%